Pay vs Performance Disclosure	4 Months Ended	5 Months Ended	7 Months Ended	12 Months Ended
	Apr. 29, 2020 USD ($)	Dec. 31, 2024 USD ($)	Jul. 31, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

SEC rules require us to disclose the following information concerning executive compensation and certain financial performance information about the Company for the periods shown.

Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)	Value of Initial Fixed $100 Investment Based On:		Net Income ($ millions)	MPC Relative TSR Performance Percentile
					Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)

2024	14,388,817	13,378,717	5,048,618	4,572,852	273.26	177.54	5,067	50.00th
	23,755,153	21,868,592	—	—	—	—	—	—
2023	24,054,492	49,644,470	5,557,272	10,633,993	284.79	189.79	11,172	100.00th
2022	21,288,532	54,026,557	4,759,899	11,070,030	218.21	153.61	16,050	83.33rd
2021	21,185,206	34,913,307	5,601,203	6,430,233	116.95	90.02	11,001	91.67th
2020	15,534,265	21,219,014	5,628,257	5,101,562	72.64	66.82	(9,977)	90.00th
	10,005,700	10,070,251	—	—	—	—	—	—

Company Selected Measure Name				MPC Relative TSR Performance Percentile
Named Executive Officers, Footnote
•2024: Mr. Quaid, Mr. Aydt, Mr. Hessling and Ms. Benson
•2023: Ms. Mannen, Mr. Aydt, Suzanne Gagle and Gregory S. Floerke
•2022: Ms. Mannen, Ms. Gagle, Mr. Aydt, Mr. Floerke and Raymond L. Brooks
•2021: Ms. Mannen, Mr. Brooks, Ms. Gagle, Brian C. Davis, Donald C. Templin and Timothy T. Griffith
•2020: Mr. Templin, Mr. Griffith, Mr. Brooks and Ms. Gagle

Peer Group Issuers, Footnote
Peer Group Total Shareholder Return is shown for the S&P 500 Oil & Gas Refining & Marketing Sub-Industry Index, the same peer group used for the Stock Return Performance Graph included in our 2024 Annual Report.

Adjustment To PEO Compensation, Footnote

		Deductions from SCT Total		Additions to SCT Total
2024 SCT to CAP Total Reconciliation	SCT Total ($)	Grant Date Fair Value of Equity-Based Awards ($)	Change in Pension Value ($)	Pension Service Cost ($)	Value or Change in Value of Equity Awards as Summarized Below ($)	CAP Total ($)

PEO (Mannen)	14,388,817	9,196,582	295,011	210,527	8,270,966	13,378,717
PEO (Hennigan)	23,755,153	17,084,462	799,469	519,415	15,477,955	21,868,592
Non-PEO NEOs (avg.)	5,048,618	2,857,055	212,605	92,326	2,501,568	4,572,852

Deductions from SCT Total include the amounts shown in the SCT “Stock Awards” column and “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column. Additions to SCT Total reflect the value of equity calculated in accordance with SEC methodology for determining CAP. The equity components of 2024 CAP are further detailed in the following supplemental table.

2024 Change in Value of Equity Awards	Year-End Fair Value of Unvested Equity Awards Granted in the Year ($)	Year-End Over Year-End Change in Fair Value of Unvested Equity Awards Granted in Prior Years ($)	Vesting Date Fair Value of Vested Equity Awards Granted in the Year ($)	Year-End Over Vesting Date Change in Fair Value of Vested Equity Awards Granted in Prior Years ($)	Fair Value at Prior Year-End of Equity Awards Cancelled in the Year ($)	Value of Dividends or Other Earnings on Equity Awards in the Year ($)	Total Change in Value of Equity Awards as Included Above ($)

PEO (Mannen)	7,180,504	(9,122)	—	852,038	—	247,546	8,270,966
PEO (Hennigan)	13,626,346	(51,925)	252,232	971,223	—	680,078	15,477,955
Non-PEO NEOs (avg.)	2,291,718	(7,090)	28,819	102,983	—	85,138	2,501,568

Non-PEO NEO Average Total Compensation Amount				$ 5,048,618	$ 5,557,272	$ 4,759,899	$ 5,601,203	$ 5,628,257
Non-PEO NEO Average Compensation Actually Paid Amount				$ 4,572,852	10,633,993	11,070,030	6,430,233	5,101,562
Adjustment to Non-PEO NEO Compensation Footnote

		Deductions from SCT Total		Additions to SCT Total
2024 SCT to CAP Total Reconciliation	SCT Total ($)	Grant Date Fair Value of Equity-Based Awards ($)	Change in Pension Value ($)	Pension Service Cost ($)	Value or Change in Value of Equity Awards as Summarized Below ($)	CAP Total ($)

PEO (Mannen)	14,388,817	9,196,582	295,011	210,527	8,270,966	13,378,717
PEO (Hennigan)	23,755,153	17,084,462	799,469	519,415	15,477,955	21,868,592
Non-PEO NEOs (avg.)	5,048,618	2,857,055	212,605	92,326	2,501,568	4,572,852

Deductions from SCT Total include the amounts shown in the SCT “Stock Awards” column and “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column. Additions to SCT Total reflect the value of equity calculated in accordance with SEC methodology for determining CAP. The equity components of 2024 CAP are further detailed in the following supplemental table.

2024 Change in Value of Equity Awards	Year-End Fair Value of Unvested Equity Awards Granted in the Year ($)	Year-End Over Year-End Change in Fair Value of Unvested Equity Awards Granted in Prior Years ($)	Vesting Date Fair Value of Vested Equity Awards Granted in the Year ($)	Year-End Over Vesting Date Change in Fair Value of Vested Equity Awards Granted in Prior Years ($)	Fair Value at Prior Year-End of Equity Awards Cancelled in the Year ($)	Value of Dividends or Other Earnings on Equity Awards in the Year ($)	Total Change in Value of Equity Awards as Included Above ($)

PEO (Mannen)	7,180,504	(9,122)	—	852,038	—	247,546	8,270,966
PEO (Hennigan)	13,626,346	(51,925)	252,232	971,223	—	680,078	15,477,955
Non-PEO NEOs (avg.)	2,291,718	(7,090)	28,819	102,983	—	85,138	2,501,568

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

2024 FINANCIAL PERFORMANCE MEASURES USED TO LINK NEO CAP TO MPC PERFORMANCE

MPC Relative TSR Performance Percentile
Relative Adjusted EBITDA per Barrel
ACB Adjusted EBITDA
Distributable Cash Flow at MPLX per Unit
Refining and Corporate Costs

See the description of our ACB program beginning on page 43 for information on additional performance measures the Compensation and Organization Development Committee believes are critical to driving execution of our business strategy and desired culture and creating long-term shareholder value.

Total Shareholder Return Amount				$ 273.26	284.79	218.21	116.95	72.64
Peer Group Total Shareholder Return Amount				177.54	189.79	153.61	90.02	66.82
Net Income (Loss)				$ 5,067,000,000	$ 11,172,000,000	$ 16,050,000,000	$ 11,001,000,000	$ (9,977,000,000)
Company Selected Measure Amount				50	100	83.33	91.67	90
PEO Name				•2024: Ms. Mannen (top row), who was promoted to the CEO role effective August 1, 2024, and Mr. Hennigan (bottom row), who transitioned from the CEO role to Executive Chairman on that date •2023, 2022 and 2021: Mr. Hennigan•2020: Mr. Hennigan (top row), who was promoted to the CEO role effective March 17, 2020, and Gary R. Heminger (bottom row), who stepped down from the CEO role on that date but continued to serve in his role as Chairman of the Board through April 29, 2020
Measure:: 1
Pay vs Performance Disclosure
Name				MPC Relative TSR Performance Percentile
Measure:: 2
Pay vs Performance Disclosure
Name				Relative Adjusted EBITDA per Barrel
Measure:: 3
Pay vs Performance Disclosure
Name				ACB Adjusted EBITDA
Measure:: 4
Pay vs Performance Disclosure
Name				Distributable Cash Flow at MPLX per Unit
Measure:: 5
Pay vs Performance Disclosure
Name				Refining and Corporate Costs
Maryann T. Mannen [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 14,388,817
PEO Actually Paid Compensation Amount		13,378,717
Michael J. Hennigan [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 23,755,153		$ 24,054,492	$ 21,288,532	$ 21,185,206	$ 15,534,265
PEO Actually Paid Compensation Amount			21,868,592		$ 49,644,470	$ 54,026,557	$ 34,913,307	$ 21,219,014
Gary R. Heminger [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 10,005,700
PEO Actually Paid Compensation Amount	$ 10,070,251
PEO | Maryann T. Mannen [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(295,011)
PEO | Maryann T. Mannen [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		210,527
PEO | Maryann T. Mannen [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(9,196,582)
PEO | Maryann T. Mannen [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		8,270,966
PEO | Maryann T. Mannen [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		7,180,504
PEO | Maryann T. Mannen [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(9,122)
PEO | Maryann T. Mannen [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Maryann T. Mannen [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		852,038
PEO | Maryann T. Mannen [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Maryann T. Mannen [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 247,546
PEO | Michael J. Hennigan [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(799,469)
PEO | Michael J. Hennigan [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			519,415
PEO | Michael J. Hennigan [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(17,084,462)
PEO | Michael J. Hennigan [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			15,477,955
PEO | Michael J. Hennigan [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			13,626,346
PEO | Michael J. Hennigan [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(51,925)
PEO | Michael J. Hennigan [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			252,232
PEO | Michael J. Hennigan [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			971,223
PEO | Michael J. Hennigan [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Michael J. Hennigan [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 680,078
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ 212,605
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				92,326
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				2,857,055
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				2,501,568
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				2,291,718
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(7,090)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				28,819
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				102,983
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ 85,138